Inventory - Schedule of current inventory (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 32,506	$ 62,923	$ 6,512
Finished goods	71,726	90,301	52,118
Reserve for excess or obsolete inventory	(7,717)	(5,200)	(3,458)
Inventories, net	$ 96,515	$ 148,024	$ 55,172